THE RBB FUND, INC.

Campbell & Company Investment Adviser LLC

Campbell Systematic Macro Fund (the “Fund”)

Class A (Ticker: EBSAX)

Class I (Ticker: EBSIX)

Class C (Ticker: EBSCX)

Supplement dated February 12, 2021

to the Prospectus dated

December 31, 2020

Effective as of February 16, 2021, Campbell & Company Investment Adviser LLC, the investment adviser to the Fund (the “Adviser”), has agreed to lower the maximum sales charge imposed on purchases of the Class A shares to 3.50%. Prior to February 16, 2021, the Fund’s maximum sales charge for Class A shares was 5.75%. All references in the Fund’s Prospectus are revised accordingly.

(i) In addition, the “Expenses and Fees” table and “Example” in the section entitled “Summary Section” are hereby deleted and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you invest at least $25,000 in Class A Shares of the Fund. More Information about these discounts is available from your financial professional, in the section of this Prospectus entitled “Shareholder Information – Sales Charges” and in the Fund’s Statement of Additional Information (“SAI”) entitled “Purchase and Redemption Information – Reducing or Eliminating the Front End Sales Charge.” Financial Intermediaries may impose different sales charge waivers for Class A Shares, and these variations are described in the section of this Prospectus entitled “Shareholder – Information – Sales Charges”.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class I	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.50%	None	None
Maximum Deferred Sales Charge (Load)(as a percentage of original purchase price)(1)	1.00%	None	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.64%	1.64%	1.64%
Distribution and/or Service (12b-1) Fees(2)	0.25%	None	1.00%
Other Expenses(3)	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	2.36%	2.11%	3.11%
Fee Waivers and/or Expense Reimbursements(4)	-0.36%	-0.36%	-0.36%
Total Annual Fund Operating Expenses After Fee Waiver	2.00%	1.75%	2.75%

(1)	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC. A CDSC of 1.00% is assessed on redemptions of Class C shares made within twelve months after a purchase of Class C shares.
(2)	The Fund has adopted a distribution plan for Class A shares and Class C shares pursuant to Rule 12b-1 (“Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”) that permits payments of up to 0.25% as a percentage of average daily net assets of the Fund’s Class A shares and payments of up to 1.00% as a percentage of average daily net assets of the Fund’s Class C shares.
(3)	Substantially all of the assets of the Equinox Campbell Strategy Fund, a series of Equinox Funds Trust (the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization that occurred on May 29, 2020, and the Predecessor Fund was reorganized into the Fund. Accordingly, Other Expenses have been restated to reflect expenses for the current fiscal year.
(4)	Campbell & Company Investment Adviser LLC ("Campbell" or the "Adviser") has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 1.75%, and 2.75% of the Fund's average daily net assets for Class A Shares, Class I Shares, and Class C Shares, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 2.00%, 1.75%, and 2.75%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2021 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund's Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 2.00%, 1.75%, and 2.75%, as applicable, the Adviser may recoup from the Fund any waived amount or other payments remitted by the Adviser within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares and Class C Shares and $100,000 in Class I Shares in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$581	$989	$1,422	$2,623
Class I Shares	$1,778	$6,262	$11,009	$24,130
Class C Shares (with redemption at end of period)	$378	$926	$1,599	$3,395

Class C Shares (without redemption at end of period)	$278	$926	$1,599	$3,395

(ii) Further, the section entitled “Shareholder Information – Sales Charges – Class A Shares Sales Charges” is hereby deleted and replaced with the following:

Sales Charges

Different Service Organizations may impose different sales charges and these variations are described in the Fund’s Prospectus.

Class A Shares Sales Charges. Purchases of Class A Shares of the Fund are subject to a front-end sales charge of up to 3.50% of the total purchase price; however, sales charges may be reduced for large purchases as indicated below. Sales charges are not imposed on Shares that are purchased with reinvested dividends or other distributions. The table below indicates the front-end sales charge as a percentage of both the offering price and the net amount invested. The term “offering price” includes the front-end sales charge. Because of rounding in the calculation of the “offering price”, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Amount of Purchase of Class A Shares	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Compensation as a Percentage of Offering Price
Less than $25,000	3.50%	3.63%	3.00%
At least $25,000 but less than $50,000	3.00%	3.09%	2.75%
At least $50,000 but less than $100,000	2.75%	2.83%	2.50%
At least $100,000 but less than $250,000	2.50%	2.56%	2.25%
$250,000 or greater	0.00%*	0.00%	See Below

The Campbell Systematic Macro Fund Class A Shares pay a finder’s fee at the below rate for trades at the $250,000 break point:

Purchase Amount	Finder’s Fee
Greater than $250,000	1.00%

These trades will be protected by the same tiered contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Any applicable CDSC will be applied at the lower of cost or market value of the shares. Share aging will occur monthly on the anniversary date of each purchase.

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. See “Reduced Sales Charges – Class A Shares” below.

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Please retain this supplement for your reference.

THE RBB FUND, INC.

Campbell & Company Investment Adviser LLC

Campbell Systematic Macro Fund (the “Fund”)

Class A (Ticker: EBSAX)

Class I (Ticker: EBSIX)

Class C (Ticker: EBSCX)

Supplement dated February 12, 2021

to the Statement of Additional Information (“SAI”) dated

December 31, 2020

Effective as of February 16, 2021, Campbell & Company Investment Adviser LLC, the investment adviser to the Fund (the “Adviser”), has agreed to lower the maximum sales charge imposed on purchases of the Class A shares to 3.50%. Prior to February 16, 2021, the Fund’s maximum sales charge for Class A shares was 5.75%. All references in the Fund’s SAI are revised accordingly.

The section entitled “Purchase and Redemption Information – Sales Charges – Class A Shares Sales Charges” is hereby deleted and replaced with the following:

Sales Charges

Class A Shares Sales Charges. Purchases of Class A Shares of the Fund are subject to a front-end sales charge of up to 3.50% of the total purchase price; however, sales charges may be reduced for large purchases as indicated below. For Class A Shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A Shares (or any contingent deferred sales charge paid on redemptions) and may retain the full amount of such sales charge. The sales charges or underwriter concessions (the difference between the sales charge and the dealer reallowance) received by the Distributor may be made available to the Fund for pre-approved marketing expenses or may be used to offset the compensation owed by the Adviser to the Distributor for its services. Sales charges are not imposed on Shares that are purchased with reinvested dividends or other distributions. The table below indicates the front-end sales charge as a percentage of both the offering price and the net amount invested. The term “offering price” includes the front-end sales charge. Because of rounding in the calculation of the “offering price”, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Amount of Purchase of Class A Shares	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Compensation as a Percentage of Offering Price
Less than $25,000	3.50%	3.63%	3.00%
At least $25,000 but less than $50,000	3.00%	3.09%	2.75%
At least $50,000 but less than $100,000	2.75%	2.83%	2.50%
At least $100,000 but less than $250,000	2.50%	2.56%	2.25%
$250,000 or greater	0.00%*	0.00%	See Below

*	No sales charge is payable at the time of purchase on investments of $250,000 or more; however, a 1% contingent deferred sales charge is imposed in the event of redemption within 12 months following any such purchase. The Fund's Distributor will pay a commission at the rate of 1% to certain brokerage firms, financial institutions and other industry professionals, including affiliates of the Adviser who initiate and are responsible for purchases of $250,000 or more. Contingent deferred sale charges may be waived or varied by certain Service Organizations as described in in the Fund’s Prospectus.

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Please retain this supplement for your reference.